Disposition of Real Estate Assets (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 25, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Carrying Value of Assets Held for Sale						$ 7,191,821
Loss on Sale of Assets Held for Sale	$ (13,461)				$ (13,461)